Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities	$ 45,209
Total Assets measured at fair value	45,209	$ 17,600
Derivative Liability, convertible notes	34,083,579
Derivative Liability, warrants	1,619,251
Total liabilities measured at fair value	35,702,830
Level 1 [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities	45,209
Total Assets measured at fair value	45,209
Derivative Liability, convertible notes
Derivative Liability, warrants
Total liabilities measured at fair value
Level 2 [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities
Total Assets measured at fair value
Derivative Liability, convertible notes
Derivative Liability, warrants
Total liabilities measured at fair value
Level 3 [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities
Total Assets measured at fair value
Derivative Liability, convertible notes	34,083,579
Derivative Liability, warrants	1,619,251
Total liabilities measured at fair value	$ 35,702,830